LEASES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LEASES
Lease cost	¥ 20,875	$ 2,940	¥ 21,797	¥ 22,147
Operating lease costs	10,349	1,458	21,567	21,755
Short-term lease costs	10,526	1,482	230	392
Cash payments for operating leases	¥ 11,749	$ 1,655	¥ 24,795	¥ 21,598
Weighted-average remaining lease terms	2 years 1 month 17 days	2 years 1 month 17 days	1 year 1 month 13 days
Weighted average incremental borrowing rates	7.68%	7.68%	7.75%